Basis of preparation and changes to the Group's accounting policies - Summary of Profit and Loss Account (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Line Items]
Cost of sales	€ (47,752,000)	€ (48,416,000)	[1]
Gross profit	20,459,000	2,276,000	[1]
General and administrative expenses	€ (47,193,000)	(271,653,000)	[1]
As reported
Income Statement [Line Items]
Cost of sales		(41,210,000)
Gross profit		9,482,000
General and administrative expenses		(278,859,000)
Change in accounting policies
Income Statement [Line Items]
Cost of sales		(7,206,000)
Gross profit		(7,206,000)
General and administrative expenses		€ 7,206,000

[1]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies